Expense Example - FidelitySustainableTargetDateFunds-ComboRetailPro - FidelitySustainableTargetDateFunds-ComboRetailPro - Fidelity Sustainable Target Date 2015 Fund - Fidelity Sustainable Target Date 2015 Fund
May 30, 2024 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530